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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 16, 2009

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of each of the Funds listed below:

AIM V.I. Basic Balanced Fund
AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund
AIM V.I. Core Equity Fund
AIM V.I. Diversified Income Fund
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Global Health Care Fund
AIM V.I. Global Real Estate Fund
AIM V.I. Government Securities Fund
AIM V.I. High Yield Fund
AIM V.I. International Growth Fund
AIM V.I. Large Cap Growth Fund
AIM V.I. Leisure Fund
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Money Market Fund
AIM V.I. Small Cap Equity Fund
AIM V.I. Technology Fund
AIM V.I. Utilities Fund

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. BASIC BALANCED FUND" on page H-1 of the Statement of Additional Information. The following information is as of December 31, 2007 (except as noted):

                                                 OTHER                OTHER POOLED
                                           REGISTERED MUTUAL           INVESTMENT                  OTHER
                                             FUNDS MANAGED          VEHICLES MANAGED         ACCOUNTS MANAGED
                                         (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)
                         DOLLAR RANGE    ----------------------   ----------------------    --------------------
                       OF INVESTMENTS       NUMBER                   NUMBER                  NUMBER
 "PORTFOLIO MANAGER    IN EACH FUND(1)   OF ACCOUNTS    ASSETS    OF ACCOUNTS    ASSETS    OF ACCOUNTS   ASSETS
 ------------------    ---------------   -----------   --------   -----------   --------   -----------   ------
                                         AIM V.I. BASIC BALANCED FUND
Cynthia Brien(2)             None            None       None          None          None       None        None
Chuck Burge(2)               None             1        $   14.7          6      $2,881.0          3      $239.0
R. Canon Coleman II          None             5        $6,837.7       None          None      1,298      $383.3(3)
Matthew Seinsheimer          None             4        $6,588.5       None          None      1,298      $383.3(3)
Michael Simon                None             8        $8,193.9       None          None      1,298      $383.3(3)
Bret Stanley                 None             5        $6,837.7       None          None      1,298      $383.3(3)

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Brien and Mr. Burge began serving as portfolio managers on AIM V.I. Basic Balanced Fund on January 14, 2009. Ownership information for Ms. Brien and Mr. Burge has been provided as of December 31, 2008.

(3) These are accounts of individual investors for which Invesco Aim's affiliate, Invesco Aim Private Asset Management, Inc. ("IAPAM") provides investment advice. IAPAM offers separately managed accounts that are managed according to the investment models developed by Invesco Aim's portfolio managers and used in connection with the management of certain AIM Funds. IAPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."


                                       1

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Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. DIVERSIFIED INCOME FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2007 (except as noted):

                                                 OTHER                OTHER POOLED
                                           REGISTERED MUTUAL           INVESTMENT                  OTHER
                                             FUNDS MANAGED          VEHICLES MANAGED         ACCOUNTS MANAGED
                                         (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)
                         DOLLAR RANGE    ----------------------   ----------------------    -------------------
                       OF INVESTMENTS       NUMBER                   NUMBER                  NUMBER
 "PORTFOLIO MANAGER    IN EACH FUND(1)   OF ACCOUNTS    ASSETS    OF ACCOUNTS    ASSETS    OF ACCOUNTS   ASSETS
 ------------------    ---------------   -----------   --------   -----------   --------   -----------   ------
                                  AIM V.I. DIVERSIFIED INCOME FUND
Cynthia Brien(2)            None             None        None         None          None       None        None
Chuck Burge(2)              None              1        $   14.7          6      $2,881.0          3      $239.0
Peter Ehret                 None              3        $1,331.9       None          None       None        None
Darren Hughes               None              3        $1,331.9       None          None       None        None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Brien and Mr. Burge began serving as portfolio managers on AIM V.I. Diversified Income Fund on January 14, 2009. Ownership information for Ms. Brien and Mr. Burge has been provided as of December 31, 2008."

Effective January 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. GOVERNMENT SECURITIES FUND" on page H-3 of the Statement of Additional Information. The following information is as of December 31, 2008:

                                                 OTHER              OTHER POOLED
                                           REGISTERED MUTUAL         INVESTMENT               OTHER
                                             FUNDS MANAGED        VEHICLES MANAGED       ACCOUNTS MANAGED
                                         (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)   (ASSETS IN MILLIONS)
                         DOLLAR RANGE    --------------------   --------------------   --------------------
                       OF INVESTMENTS       NUMBER                 NUMBER                 NUMBER
 "PORTFOLIO MANAGER    IN EACH FUND(1)   OF ACCOUNTS   ASSETS   OF ACCOUNTS   ASSETS   OF ACCOUNTS   ASSETS
 ------------------    ---------------   -----------   ------   -----------   ------   -----------   ------
                                           AIM V.I. GOVERNMENT SECURITIES FUND
Clint Dudley(2)              None            None       None        None           None    None        None
Brian Schneider(2)           None            None       None           2      $503.0          8      $337.0

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Messrs. Dudley and Schneider began serving as portfolio managers on AIM V.I. Government Securities Fund on January 14, 2009."


                                       2